International Theme Parks Impact of Consolidating Income Statements of International Theme Parks (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Cost and expenses									(44,597)	(41,264)	(41,274)
Equity in the loss of investees									(102)	$ 320	$ 926
International Theme Parks
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues									3,834
Cost and expenses									(3,649)
Equity in the loss of investees									$ (76)